Digital Assets	12 Months Ended
Dec. 31, 2024
Digital Assets [Abstract]
Digital assets
6.	Digital assets

	As of December 31,	As of December 31,
	2023	2024
	US$’000	US$’000
BTC	436	1,085
Total	436	1,085

Additional information about bitcoin:

For the year ended December 31, 2024, the Company generated bitcoins primarily through mining services. The following table presents additional information about bitcoins for the years ended December 31, 2024 and 2023, respectively:

	As of December 31,	As of December 31,
	2023	2024
	US$’000	US$’000
Opening balance	91	436
Receipt of bitcoins from mining services	2,882	1,190
Exchange of BTC into USDT	(2,537)	(662)
Borrowed from third party	-	121
Ending balance	436	1,085

For the years ended December 31, 2024 and for the years ended December 31, 2023, the Group recognized impairment of Nil against bitcoins.